Security Equity Fund
One Security Benefit Place
Topeka, Kansas 66636-0001

Supplement Dated May 25, 2010
to the Prospectuses Dated February 1, 2010

Effective May 1, 2010, the Prospectuses are updated to reflect the removal of Christi Fletcher as a Portfolio Manager to Rydex | SGI Alpha Opportunity Fund and Alpha Opportunity Institutional Fund (the “Funds”).

Michael Byrum, Michael Dellapa, and Ryan Harder are the new Portfolio Managers for the portion of the Funds managed by Security Investors, LLC. The new Portfolio Manager biographies below replace Ms. Fletcher’s biography in the Prospectuses.

Michael P. Byrum, Portfolio Manager of the Investment Manager, has co-managed Alpha Opportunity Fund since May 2010. Mr. Byrum joined the Investment Manager in 2010. He is also the President and Chief Investment Officer of Rydex Investments, an affiliate of the Investment Manager, and has been associated with Rydex Investments since it was founded in 1993. He is Portfolio Manager for the Rydex Series Funds, Rydex Dynamic Funds, Rydex ETF Trust, and Rydex Variable Trust. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University in Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts.

Michael J. Dellapa, Portfolio Manager of the Investment Manager, has co-managed Series Z (Alpha Opportunity Series) since May 2010. Mr. Dellapa joined the Investment Manager in 2010. Mr. Dellapa is also a portfolio manager of Rydex Investments, an affiliate of the Investment Manager, and has been associated with Rydex Investments since 2000. He is Portfolio Manager for the Rydex Series Funds, Rydex Dynamic Funds, Rydex ETF Trust, and Rydex Variable Trust. Prior to joining Rydex Investments, Mr. Dellapa worked as an equity analyst for Invista Capital and systems analyst for Accenture. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago.

Ryan A. Harder, Portfolio Manager of the Investment Manager, has co-managed Series Z (Alpha Opportunity Series) since May 2010. Mr. Harder joined the Investment Manager in 2010. Mr. Harder is also a portfolio manager of Rydex Investments, an affiliate of the Investment Manager, and has been associated with Rydex Investments since 2004. He is Portfolio Manager for the Rydex Series Funds, Rydex Dynamic Funds, Rydex ETF Trust, and Rydex Variable Trust. Prior to joining Rydex Investments, Mr. Harder served in various capacities with WestLB Asset Management, including as an assistant portfolio manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K.

Please Retain This Supplement for Future Reference

Security Equity Fund
One Security Benefit Place
Topeka, Kansas 66636-0001

Supplement Dated May 25, 2010
to the Statement of Additional Information Dated February 1, 2010

Effective May 1, 2010, the Statement of Additional Information is updated to reflect the removal of Christi Fletcher as a Portfolio Manager to Rydex | SGI Alpha Opportunity Fund and Alpha Opportunity Institutional Fund (the “Funds”).

Michael Byrum, Michael Dellapa, and Ryan Harder are the new Portfolio Managers for the portion of the Funds managed by Security Investors, LLC. As of December 31, 2009, the “Other Accounts Managed by Portfolio Managers” chart in the Statement of Additional Information is updated to remove Christina Fletcher and add Michael Byrum, Michael Dellapa, and Ryan Harder, as illustrated below. They did not own any shares of Alpha Opportunity Fund or Alpha Opportunity Institutional Fund as of December 31, 2009.

Portfolio Manager	Registered Investment Companies (Other than the Fund Listed)		Other Pooled Investment Vehicles		Other Accounts
Fund	Number	Total Assets (in millions)	Number	Total Assets (in millions)	Number	Total Assets (in millions)
Michael Byrum
Alpha Opportunity Fund	152	$13,000.0	1	$117.0	1	Less than $5.0
Alpha Opportunity Institutional Fund	152	$13,000.0	1	$117.0	1	Less than $5.0
Michael Dellapa
Alpha Opportunity Fund	152	$13,000.0	1	$117.0	1	Less than $5.0
Alpha Opportunity Institutional Fund	152	$13,000.0	1	$117.0	1	Less than $5.0
Ryan Harder
Alpha Opportunity Fund	152	$13,000.0	1	$117.0	1	Less than $5.0
Alpha Opportunity Institutional Fund	152	$13,000.0	1	$117.0	1	Less than $5.0

Please Retain This Supplement for Future Reference